ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Amortization expense	$ 2,600	$ 3,400	$ 1,767
Revenue	$ 6,964